Condensed Consolidated Balance Sheets - USD ($)	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Current Assets
Cash and cash equivalents	$ 1,691,057	$ 1,564,750	$ 210,202
Prepaid expenses	21,739	21,970	333,867
Accounts receivable	112,100	35,300	9,600
Related party receivable	87,581	34,994
Note receivable	1,047,040	1,047,040
Interest receivable	34,965	8,725
Receivable on asset disposal		1,280,000
Total Current Assets	2,994,482	3,992,779	553,669
Fixed assets, net	17,337	20,124
Leasehold improvement, net	97,537	134,523
Intangible assets, net	213,947	413,793	641,000
Long-term prepayment	1,011,200
Other assets	15,027	15,027
TOTAL ASSETS	4,349,530	4,576,246	1,194,669
Current Liabilities
Accounts payable and accrued liabilities	66,720	116,664	88,577
Convertible note and derivative liability	435,273
Due to shareholder	2,863	2,037	2,037
Tax payable	56,750	64,564	55,347
Other payable	3,584	161,856
Total Current Liabilities	565,190	345,122	145,961
Stockholders’ Equity
Common stock, $0.001 par value, 1,000,000,000 shares authorized; 4,822,016 and 147,325,000 shares issued and outstanding, as of August 31, 2019 and August 31, 2018, respectively	4,822	4,822	147,325
Additional paid-in capital	6,677,965	6,520,980	2,866,868
Retained earnings (deficit)	(2,183,225)	(1,452,020)	(1,047,386)
Unearned shareholders' compensation	715,222	842,657	918,100
Total Stockholders’ Equity	3,784,340	4,231,125	1,048,707
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,349,530	$ 4,576,246	$ 1,194,669